Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Mar. 31, 2025	Dec. 31, 2024 [1]	Dec. 31, 2023
Series AA Preferred Stock
Preferred stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	1,050,000	1,050,000	1,050,000
Preferred stock, shares issued	1,050,000	1,050,000	1,050,000
Preferred stock, shares outstanding	1,050,000	1,050,000	1,050,000
Series DD Preferred Stock
Preferred stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000	10,000	10,000
Preferred stock, shares issued	9,870	9,870	9,870
Preferred stock, shares outstanding	9,870	9,870	9,870
Common Stock
Common stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	12,538,968	12,538,968	12,493,938
Common stock, shares outstanding	12,538,968	12,538,968	12,493,938

[1]	Derived from audited information